Equity (Quarterly Distributions Of Available Cash) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sunoco Logistics [Member]	Sep. 30, 2013 Sunoco Logistics [Member]	Jun. 30, 2013 Sunoco Logistics [Member]	Mar. 31, 2013 Sunoco Logistics [Member]	Dec. 31, 2012 Sunoco Logistics [Member]	Dec. 31, 2013 Parent Company [Member]	Sep. 30, 2013 Parent Company [Member]	Jun. 30, 2013 Parent Company [Member]	Mar. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Sep. 30, 2012 Parent Company [Member]	Jun. 30, 2012 Parent Company [Member]	Mar. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Sep. 30, 2011 Parent Company [Member]	Jun. 30, 2011 Parent Company [Member]	Mar. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2013 ETP [Member]	Sep. 30, 2013 ETP [Member]	Jun. 30, 2013 ETP [Member]	Mar. 31, 2013 ETP [Member]	Dec. 31, 2012 ETP [Member]	Sep. 30, 2012 ETP [Member]	Jun. 30, 2012 ETP [Member]	Mar. 31, 2012 ETP [Member]	Dec. 31, 2011 ETP [Member]	Sep. 30, 2011 ETP [Member]	Jun. 30, 2011 ETP [Member]	Mar. 31, 2011 ETP [Member]	Dec. 31, 2010 ETP [Member]	Dec. 31, 2013 Regency [Member]	Sep. 30, 2013 Regency [Member]	Jun. 30, 2013 Regency [Member]	Mar. 31, 2013 Regency [Member]	Dec. 31, 2012 Regency [Member]	Sep. 30, 2012 Regency [Member]	Jun. 30, 2012 Regency [Member]	Mar. 31, 2012 Regency [Member]	Dec. 31, 2011 Regency [Member]	Sep. 30, 2011 Regency [Member]	Jun. 30, 2011 Regency [Member]	Mar. 31, 2011 Regency [Member]	Dec. 31, 2010 Regency [Member]
Distribution Made to Limited Partner, Date of Record				Feb. 10, 2014	Nov. 08, 2013	Aug. 08, 2013	May 09, 2013	Feb. 08, 2013	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012	Nov. 04, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 04, 2012	Feb. 07, 2012	Nov. 04, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011	Feb. 07, 2014	Nov. 04, 2013	Aug. 05, 2013	May 06, 2013	Feb. 07, 2013	Nov. 06, 2012	Aug. 06, 2012	May 07, 2012	Feb. 06, 2012	Nov. 07, 2011	Aug. 05, 2011	May 06, 2011	Feb. 07, 2011
Distribution Made to Limited Partner, Distribution Date				Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Feb. 19, 2014	Nov. 19, 2013	Aug. 19, 2013	May 17, 2013	Feb. 19, 2013	Nov. 16, 2012	Aug. 17, 2012	May 18, 2012	Feb. 17, 2012	Nov. 18, 2011	Aug. 19, 2011	May 19, 2011	Feb. 18, 2011	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 15, 2011	May 16, 2011	Feb. 14, 2011	Feb. 14, 2014	Nov. 14, 2013	Aug. 14, 2013	May 13, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 13, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011
Distribution Made to Limited Partner, Distributions Paid, Per Unit				$ 0.66250	$ 0.63000	$ 0.60000	$ 0.57250	$ 0.54500	$ 0.3463	$ 0.3363	$ 0.3275	$ 0.3225	$ 0.3175	$ 0.3125	$ 0.3125	$ 0.3125	$ 0.3125	$ 0.3125	$ 0.3125	$ 0.2800	$ 0.2700	$ 0.92000	$ 0.90500	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.89375	$ 0.48	$ 0.470	$ 0.465	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.460	$ 0.455	$ 0.450	$ 0.445	$ 0.445
Partners' Capital Account, Distributions	$ 733	$ 666	$ 526